Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Detail) - USD ($)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating losses carried forward (note a)	[1]	$ 32,458,000	$ 27,712,000
Impairment of long-term equity investment		4,233,000	4,061,000
Impairment of other receivables		1,858,000	1,553,000
Impairment of accounts receivable		1,451,000	1,140,000
Impairment of inventories		540,000	549,000
Allowance for advance to suppliers		369,000	346,000
Impairment of property and equipment		15,000	14,000
Valuation allowance		(40,924,000)	(34,257,000)	$ (20,181,000)	$ (16,599,000)
Total deferred tax assets, net	[2]		1,118,000
Deferred tax liabilities:
Deferred credit arising from an asset acquisition		(1,085,000)	$ (1,179,000)
Accumulated net operating loss which can be carried forward indefinitely		3,079,000
Accumulated net operating loss which can be carried forward and will expire during the period from 2021 to 2030		$ 179,797,000

[1]	As of December 31, 2020, the accumulated net operating loss of USD 3,079,000 of the Group’s subsidiaries incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income, the remaining accumulated net operating loss of USD 179,797,000 mainly arose from the Company’s subsidiaries and consolidated VIEs established in the PRC, which can be carried forward to offset future taxable income and will expire during the period from 2021 to 2030.
[2]	As of December 31, 2019 and 2020, the deferred tax assets and liabilities balances are expected to be recoverable as follows: